Lease obligations (Tables)	6 Months Ended
Jun. 30, 2025
Lease Obligations
Schedule of lease obligations

The following table presents the contractual undiscounted cash flows for lease obligations which require the following payments for each period ending June 30:

2026	227
2027	35
2028	17
2029	19
2030	12
$310

Schedule of payments for lease obligations

The following table presents payments for lease obligations:

	For the three months		For the six months
	ended June 30,		ended June 30,
	2025	2024	2025	2024

Principal payments	$86	$88	$172	$186
Interest payments	11	5	23	12
Short-term lease payments	63	63	124	137
	$160	$156	$319	$335